Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company’s debt as of September 30, 2021 and December 31, 2020 is as follows (in thousands):

	As of September 30, 2021		As of December 31, 2020
Debt Description	Interest Rate	Amount	Interest Rate	Amount
2018 Term Loan, as amended		$—	7.75%	$29,700
2018 DDTL		—	7.75%	2,990
2020 Term Loan		—	3 month LIBOR + 7.50%	19,401
2020 DDTL		—	3 month LIBOR + 7.50%	40,500
2021 Term Loan	3 month LIBOR + 3.5%	172,000		—

Total principal debt		172,000		92,591
Debt issuance costs		(1,743)		(1,867)
PPP and other loans		—		2,615

Total debt, net		170,257		93,339
Less: current portion of long-term debt		—		2,853
Less: current 2021 Term Loan		172,000		—
Less: current portion of debt issuance costs		(1,743)		—

Long-term debt, net of current portion		$—		$90,486

Subsequent to December 31, 2020, the Company has submitted requests for forgiveness. The Company expects to receive forgiveness for the entire loan balance in 2021. There can be no assurance that any portion of the PPP loans will be forgiven.

(in thousands)	As of December 31, 2020		As of December 31, 2019
Debt Description	Interest Rate	Amount	Interest Rate	Amount
2018 Term Loan, as amended	7.75%	$29,700	8.30%	$29,775
2018 DDTL	7.75%	2,990	8.30%	993
2020 Term Loan	3 month LIBOR + 7.50%	19,401		—
2020 DDTL	3 month LIBOR + 7.50%	40,500		—

Total principal long-term debt		92,591		30,768
Debt issuance costs		(1,867)		(862)
PPP and other loans		$2,615		—

Total debt		93,339		29,906
Less: current portion of long-term debt		2,853		309

Long-term debt, net of current portion		$90,486		$29,597

Schedule of Maturities of Long-term Debt	The balance of the above debt matures as follows:

2021	$—
2022	172,000
Thereafter	—

Total	$172,000
The balance of the above debt matures as follows:

2021	$2,853
2022	2,699
2023	31,614
2024	603
2025	603
Thereafter	56,834

Total	95,206